VESSELS (Tables)	12 Months Ended
Dec. 31, 2024
VESSELS [Abstract]
Vessels
Vessels consists of the carrying value of 20 vessels for the year ended December 31, 2024, and December 31, 2023, respectively. Vessels includes capitalized drydocking costs.

All figures in USD ‘000	2024	2023
Vessels Cost as of January 1	1,152,522	1,078,996
Additions Vessels	870	73,526
Disposals Vessels	-	-
Drydocking Cost as of January 1	79,599	68,324
Additions Drydocking	1,874	11,275
Disposals Drydocking	-	-
Total Cost Vessels and Drydocking	1,234,865	1,232,121
Less Accumulated Depreciation	(505,519)	(449,464)
Less Accumulated Impairment Loss on Vessels	(14,073)	(14,073)
Net Book Value Vessels as of December 31	715,273	768,584